Stockholders' Equity of Identiv - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended
	Aug. 14, 2013	Nov. 30, 2010	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Stockholders Equity [Line Items]
Number of additional common stock to be purchased by the warrant		409,763
Warrant exercise price	$ 10.00	$ 26.50
Issuance of common stock in connection with common stock offerings (in shares)	834,847
Shares issued, price per share	$ 8.50
Common stock reserved for future issuance (in shares)			3,122,559
Stock-based compensation expense			$ 1,206,000	$ 200,000
Unrecognized compensation expense			2,100,000
Unrecognized stock-based compensation expense, weighted average period of recognition			2 years 9 months 26 days
Shares excluded from calculation of diluted loss per share			1,492,443	2,481,315
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax			2,600,000		1,700,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax			0
Restricted Stock Units (RSUs)
Stockholders Equity [Line Items]
Unrecognized compensation expense			7,200,000
Unrecognized stock-based compensation expense, weighted average period of recognition			3 years 1 month 24 days
Employee Stock Purchase Plan
Stockholders Equity [Line Items]
Common stock reserved for future issuance (in shares)			293,888
Temporary suspension effective date			Jan. 01, 2014
Stock-based compensation expense			$ 0	$ 0
Stock Incentive Plan Twenty Eleven
Stockholders Equity [Line Items]
Common stock reserved for future issuance (in shares)			139,380
Aggregate restricted stock units outstanding			744,421
Private Placement Investors
Stockholders Equity [Line Items]
Number of additional common stock to be purchased by the warrant	834,847
Consultant Warrant
Stockholders Equity [Line Items]
Number of additional common stock to be purchased by the warrant			85,000
Warrant exercise price			$ 10.70
Warrant expiration period			5 years
Opus Warrant
Stockholders Equity [Line Items]
Warrant exercise price			$ 9.90
Opus Warrant | Opus Bank
Stockholders Equity [Line Items]
Number of additional common stock to be purchased by the warrant			100,000
Warrant exercise price			$ 9.90
Warrant expiration period			5 years